Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases
Summary of components of lease expenses

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Lease cost:
Amortization of right-of-use assets	4,766	4,100	3,469
Interest of lease liabilities	692	354	295
Expenses for short-term lease within 12 months	1,168	76	81
Total lease cost	6,626	4,530	3,845

Summary of supplemental cash flow information related to leases

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities	5,554	4,134	3,820
Right-of-use assets obtained in exchange for operating lease liabilities	884	2,727	1,069

Summary of supplemental consolidated balance sheet information related to leases

	As of December 31,
	2023	2024
	US$	US$
Right-of-use assets	7,647	4,550
Operating lease liabilities-current	3,883	3,798
Operating lease liabilities-non-current	3,904	851
Total lease liabilities	7,787	4,649
Weighted-average remaining lease term
Operating leases	2.12 years	1.80 years
Weighted-average discount rate
Operating lease	4.75% per annum	4.75% per annum

Summary of maturities of lease liabilities

	As of December 31,
	2023	2024
	US$	US$
2024	4,237	—
2025	3,880	3,933
2026	124	367
2027	5	246
2028	—	203
2029	—	97
Total undiscounted lease payments	8,246	4,846
Less: imputed interest	(459)	(197)
Total lease liabilities	7,787	4,649